UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR

SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-207639-03

Central Index Key Number of the issuing entity: 0001694276

California Republic Auto Receivables Trust 2017-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207639

Central Index Key Number of the depositor: 0001561326

California Republic Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001603949

Mechanics Bank

(Exact name of sponsor as specified in its charter)

John W. DeCero, (949) 270-9797

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

California Republic Auto Receivables Trust 2017-1
(Issuing Entity)

Date:	September 15, 2017	By:	Mechanics Bank
(Servicer)

/s/ John W. Decero
Name: John W. Decero Title: Chief Executive Officer

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)